Restatement of Previously Issued Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Prior Period Adjustment [Abstract]
Restatement of Previously Issued Financial Statements
Note 2—Restatement of Previously Issued Financial Statements
In the Company’s previously issued financial statements, a portion of the public shares were classified as permanent equity to maintain shareholders’ equity of at least $5,000,001 on the basis that the Company can only consummate its initial business combination if the Company has net tangible assets of at least
$
5,000,001
. The Company revisited its application of ASC
480-10-S99
on the Company’s financial statements. Subsequent to the
re-evaluation,
the Company’s management concluded that all of its Class A ordinary shares should be classified as temporary equity. The identified errors impacted and Quarterly Report on Form
10-Q
filed on May 25, 2021 containing financial statements as of March 31, 2021 and Quarterly Report on Form
10-Q
filed on August 13, 2021 containing financial statements as of June 30, 2021.
In connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company has revised its earnings per ordinary share calculation to allocate income and losses pro rata between the two classes of ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares share pro rata in the income and losses of the Company.
Impact of the Restatement
The impact of the restatement on the Company’s previously presented financial information contained in this report is presented below:

	As Reported	Adjustment	As Restated
Unaudited Balance Sheet as of March 31, 2021

Class A ordinary shares subject to possible redemption	$239,250,830	$36,749,170	$276,000,000
Ordinary shares Class A, $0.0001 par value	$367	$(367)	$—
Additional Paid in Capital	$3,757,506	$(3,757,506)	$—
Retained Earnings (Accumulated Deficit)	$1,241,442	$(32,991,297)	$(31,749,855)
Total Shareholders’ Equity (Deficit)	$5,000,005	$(36,749,170)	$(31,749,165)
Number of shares subject to redemption	23,925,083	3,674,917	27,600,000

	As Reported	Adjustment	As Restated
Unaudited Statement of Operations For the three months ended March 31, 2021
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,600,000	—	27,600,000
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,900,000	—	6,900,000
Basic and diluted net income per ordinary share, Class A	$—	$0.27	$0.34
Basic and diluted net income (loss) per ordinary share, Class B	$1.70	$(1.36)	$0.34

	As Reported	Adjustment	As Restated
Unaudited Balance Sheet as of June 30, 2021
Class A ordinary share s subject to possible redemption	$237,374,770	$38,625,230	$276,000,000
Ordinary shares Class A, $0.0001 par value	$386	$(386)	$—
Additional Paid in Capital	$5,633,547	$(5,633,547)	$—
Accumulated Deficit	$(634,617)	$(32,991,297)	$(33,625,914)
Total Shareholders’ Equity (Deficit)	$5,000,006	$(38,625,230)	$(33,625,224)
Number of shares subject to redemption	23,737,477	3,862,523	27,600,000

	As Reported	Adjustment	As Restated
Unaudited Statement of Operations For the three months ended June 30, 2021
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,600,000	—	27,600,000
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,900,000	—	6,900,000
Basic and diluted net income (loss) per ordinary share, Class A	$—	$(0.05)	$(0.05)
Basic and diluted net loss per ordinary share, Class B	$(0.02)	$(0.03)	$(0.05)

	As Reported	Adjustment	As Restated
Unaudited Statement of Operations For the six months ended June 30, 2021
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,600,000	—	27,600,000
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,900,000	—	6,900,000
Basic and diluted net income per ordinary share, Class A	$—	$0.29	$0.29
Basic and diluted net income (loss) per ordinary share, Class B	$1.43	$(1.14)	$0.29

Note 2—Restatement of Previously Issued Financial Statements
The Company concluded it should restate its previously issued financial statements by amending Amendment No. 1 to its Annual Report on Form
10-K/A,
filed with the SEC on May 25, 2021, to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with ASC
480-10-S99,
redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. In the Company’s previously issued financial statements, a portion of the Class A ordinary shares issued in the IPO (“Public Shares”) was classified as permanent equity to maintain shareholders’ equity of at least
$5,000,001
on the basis that the Company can only consummate its initial business combination if the Company has net tangible assets of at least $5,000,001. The Company re-evaluated
ASC
480-10-S99,
and concluded that it would change its accounting and reflect the full amount of all redeemable Public Shares in tempor
a
ry equity. As a result of the change in presentation for the Class A ordinary shares subject to possible redemption, the Company also has restated its earnings per ordinary share calculation to allocate income and losses pro rata between the two classes of ordinary shares. This presentation shows both classes of ordinary shares share pro rata in the income and losses of the Company.
The change impacted the Company’s Annual report on Form

10-K/A

filed on May 25, 2021 containing restatement of previously issued financial statements as of February 13, 2020, March 31, 2020, June 30, 2020,

September 30, 2020, and December 31, 2020 (as described in Note 4), and Quarterly Report on Form 10-Q as of March 31, 2021 filed on May 25, 2021 and Quarterly Report on Form 10-Q as of June 30, 2021 filed on August 13, 2021.
The Company’s management and the audit committee of the Company’s Board of Directors concluded that it is to restate the Company’s previously issued financial statements in Annual report on Form 10-K/A filed on May 25, 2021, and Quart
e
rly Report on Form 10-Q as of March 31, 2021 filed on May 25, 2021 and Quarterly Report on Form 10-Q as of June 30, 2021 filed on August 13, 2021. The restated reported values of the Class A ordinary shares subject to possible redemption as accounted for under
ASC 480-10-S99
are included in the financial statements herein. The Company’s Initial Public Offering is restated in Note 4.
The following tables summarize the effect of the restatement on each financial statement in Annual report on Form 10-K/A filed on May 25, 2021 as of February 13, 2020, March 31, 2020, June 30, 2020, September 30, 2020, and December 31, 2020 line item as of the dates, and for the period, indicated:

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Balance Sheet as of February 13, 2020
Class A Ordinary shares subject to possible redemption	$234,052,236	$41,947,764	$276,000,000

Class A Ordinary shares , $0.0001 par value	$419	$(419)	$—
Additional Paid in Capital	$8,998,141	$(8,998,141)	$—
Accumulated Deficit	$(3,999,245)	$(32,949,204)	$(36,948,449)

Total Shareholders’ Equity (Deficit)	$5,000,005	$(41,947,764)	$(36,947,759)

Number of shares subject to redemption	23,405,224	4,194,776	27,600,000

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Balance Sheet as of March 31, 2020 (unaudited)

Class A Ordinary shares subject to possible redemption	$246,977,618	$29,022,382	$276,000,000

Class A Ordinary shares , $0.0001 par value	$290	$(290)	$—
Additional Paid in Capital	$(3,964,388)	$3,964,388	$—
Retained Earnings (Accumulated Deficit)	$8,963,409	$(32,986,480)	$(24,023,071)

Total Shareholders’ Equity (Deficit)	$5,000,001	$(29,022,382)	$(24,022,381)

Number of shares subject to redemption	24,697,762	2,902,238	27,600,000

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Operations For the three months ended March 31, 2020 (unaudited)
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,600,000	(13,186,667)	14,413,333
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,474,725	425,275	6,900,000
Basic and diluted net income per ordinary share, Class A	$0.06	$0.36	$0.42
Basic and diluted net income per ordinary share, Class B	$1.12	$(0.70)	$0.42

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Cash Flows for the three months ended March 31, 2020 (unaudited)
Supplemental disclosure of cash flow information:
Initial value of Class A ordinary shares subject to possible redemption	$264,535,214	$(264,535,214)	$—

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Balance Sheet as of June 30, 2020 (unaudited)
Class A Ordinary shares subject to possible redemption	$248,419,296	$27,580,704	$276,000,000
Class A Ordinary shares , $0.0001 par value	$276	$(276)	$—
Additional Paid in Capital	$(5,410,869)	$5,410,869	$—
Retained Earnings (Accumulated Deficit)	$10,409,904	$(32,991,297)	$(22,581,393)
Total Shareholders’ Equity (Deficit)	$5,000,001	$(27,580,704)	$(22,580,703)
Number of shares subject to redemption	24,841,930	2,758,070	27,600,000

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Operations For the three months ended June 30, 2020 (unaudited)
Basic and diluted net income per ordinary share, Class A	$—	$0.04	$0.04
Basic and diluted net loss per ordinary share, Class B	$(0.20)	$0.24	$0.04

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Operations For the six months ended June 30, 2020 (unaudited)
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,600,000	(6,556,906)	21,043,094
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,687,363	212,637	6,900,000
Basic and diluted net income per ordinary share, Class A	$0.07	$0.30	$0.37
Basic and diluted net (loss) income per ordinary share, Class B	$1.29	$(0.92)	$0.37

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Cash Flows for the six months ended June 30, 2020 (unaudited)
Supplemental disclosure of cash flow information:
Initial value of Class A ordinary shares subject to possible redemption	$264,434,096	$(264,434,096)	$—

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Balance Sheet as of September 30, 2020 (unaudited)
Class A O rdinary shares subject to possible redemption	$237,171,607	$38,828,393	$276,000,000

Ordinary shares Class A, $0.0001 par value	$388	$(388)	$—
Additional Paid in Capital	$5,836,708	$(5,836,708)	$—
Accumulated Deficit	$(837,785)	$(32,991,297)	$(33,829,082)

Total Shareholders’ Equity (Deficit)	$5,000,001	$(38,828,393)	$(33,828,392)

Number of shares subject to redemption	23,717,161	3,882,839	27,600,000

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Operations F or the three months ended September 30, 2020 (unaudited)
Basic and diluted net income (loss) per ordinary share, Class A	$—	$(0.33)	$(0.33)
Basic and diluted net income (loss) per ordinary share, Class B	$(1.63)	$1.30	$(0.33)

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Operations For the nine months ended September 30, 2020 (unaudited)
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,600,000	(4,347,253)	23,252,747
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,758,759	141,241	6,900,000
Basic and diluted net income (loss) per ordinary share, Class A	$0.07	$(0.10)	$(0.03)
Basic and diluted net loss per ordinary share, Class B	$(0.39)	$0.36	$(0.03)

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Cash Flows for the nine months ended September 30, 2020 (unaudited)
Supplemental disclosure of cash flow information:
Initial value of Class A ordinary shares subject to possible redemption	$264,272,806	$(264,272,806)	$—

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Balance Sheet as of December 31, 2020
Class A Ordinary shares subject to possible redemption	$227,479,630	$48,520,370	$276,000,000

Ordinary shares Class A, $0.0001 par value	$485	$(485)	$—
Additional Paid in Capital	$15,528,588	$(15,528,588)	$—
Accumulated Deficit	$(10,529,762)	$(32,991,297)	$(43,521,059)

Total Shareholders’ Equity (Deficit)	$5,000,001	$(48,520,370)	$(43,520,369)

Number of shares subject to redemption	22,747,963	4,852,037	27,600,000

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Operations for the year ended December 31, 2020
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,600,000	(3,251,507)	24,348,493
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,794,262	105,738	6,900,000
Basic and diluted net income (loss) per ordinary share, Class A	$0.07	$(0.41)	$(0.34)
Basic and diluted net loss per ordinary share, Class B	$(1.82)	$1.48	$(0.34)

	As Previously Restated in the First Amended Filing	Adjustment	As Restated
Statement of Cash Flows for the year ended December 31, 2020
Supplemental disclosure of cash flow information:
Initial value of Class A ordinary shares subject to possible redemption	$234,052,236	$(234,052,236)	$—
Change in value of shares subject to possible redemption	$6,572,606	$(6,572,606)	—